Vanguard Target Retirement 2010 Fund

Supplement to the Prospectus Dated July 12, 2017

Reorganization of Vanguard Target Retirement 2010 Fund into Vanguard Target Retirement Income Fund

In accordance with the disclosure in the prospectus, the board of trustees (the “board”) of Vanguard Chester Funds (the “Trust”) has approved the reorganization of Vanguard Target Retirement 2010 Fund (the “2010 Fund”), a series of the Trust, into Vanguard Target Retirement Income Fund (the “Income Fund”), another series of the Trust. The reorganization will consist of: (1) the transfer of all, or substantially all, of the assets of the 2010 Fund to the Income Fund in exchange for shares of the Income Fund, and the assumption by the Income Fund of the liabilities of the 2010 Fund; and (2) the distribution of shares of the Income Fund to the shareholders of the 2010 Fund to complete the liquidation of the 2010 Fund. The reorganization does not require shareholder approval.

The board evaluated information that it viewed as sufficient to determine whether the 2010 Fund and the Income Fund would benefit from the proposed reorganization. The board, including all of the trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940), carefully considered the proposed reorganization and determined that it: (1) is in the best interests of both Funds, and (2) will not dilute the interests of either Fund’s shareholders. The board also determined that the reorganization would provide shareholders of the 2010 Fund with a comparable and appropriate investment option.

The reorganization is expected to occur on July 7, 2017, or on such later date as the officers of the Trust determine (“Closing Date”). After the close of business on the Closing Date, each shareholder of the 2010 Fund will become the owner of a number of shares of the Income Fund. At the time of the reorganization, the dollar value of a 2010 Fund shareholder’s “new” Income Fund shares will equal the dollar value of their “old” 2010 Fund shares. In other words, the reorganization will have no effect on the value of a shareholder’s investment.

No fees will be imposed on shareholders as a result of the reorganization. The Funds will bear their own expenses in connection with the reorganization. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Shareholders of the 2010 Fund should carefully consider whether the Income Fund’s principal investment strategies, limitations, and risks (as set forth in the Income Fund’s prospectus and in this supplement) will meet their investment needs. See “Comparison of the Funds” in the following paragraphs.

Shares of the 2010 Fund will be automatically exchanged on a tax-free basis for shares of the Income Fund on the Closing Date of the reorganization. Shareholders of the 2010 Fund who do not wish to own shares in the Income Fund may: (1) redeem shares of the 2010 Fund, or (2) exchange shares of the 2010 Fund for shares of another Vanguard fund prior to the Closing Date by contacting us at 800-662-2739. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in a gain or loss in connection with that transaction.

For 2010 Fund shareholders, the account registration and account options—including, but not limited to, the handling of dividend and capital gains distributions, Automatic Investment Plans, Automatic Withdrawal Plans, and direct deposits—will be carried over to their new Income Fund account in connection with the reorganization.

Closed to New Investors

The 2010 Fund is closed to new shareholder accounts. The 2010 Fund will continue to accept additional investments from current shareholders until the close of business on the day prior to the Closing Date.

Comparison of the Funds

The following comparison of the Funds is a summary only. To better understand the Funds, please refer to the prospectus and Statement of Additional Information for the Funds, which are available at www.vanguard.com and also can be obtained by calling us at 800-662-7447.

Both Funds are diversified funds, and their fundamental investment policies (that is, those investment policies that cannot be changed without the approval of the shareholders) are identical in all material respects. The Funds have a common board, and The Vanguard Group, Inc., serves as the investment advisor of each Fund through its Equity Index Group. In addition, the Funds have a common administrator and distributor.

Investment Objectives and Strategies

The Funds’ investment objectives are identical in all material respects. Each Fund seeks to provide current income and some capital appreciation. In addition, the strategy and asset allocation of the 2010 Fund have, over time, become nearly identical to that of the Income Fund, a process which is more fully described in the Funds’ prospectus.

In accordance with the principal investment strategies disclosed in the Funds’ prospectus, within seven years after the year indicated in a Fund’s name, it is anticipated that the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. In addition, as per the disclosure in the prospectus concerning the asset allocation framework of the Funds, once the asset allocation of the two Funds is similar, the board may approve combining the assets of a Target Retirement Fund with the assets of the Target Retirement Income Fund. The board will grant such approval if it determines the combination to be in the best interests of Fund shareholders.

Operating Expenses

The current total annual operating expenses for the 2010 Fund are the same as the current total annual operating expenses of the Income Fund. The following table compares the fees and expenses of the Funds, based on actual expenses of each Fund as of September 30, 2016.

The table also shows the estimated acquired fund fees and expenses for the Income Fund on a pro forma basis, as if the reorganization had occurred on September 30, 2016.

	Vanguard Target	Vanguard Target	Vanguard Target
	Retirement 2010	Retirement Income	Retirement Income
	Fund	Fund	Fund (pro forma)
Management Expenses	None	None	None
Distribution &
Shareholder Service Fee
(12b-1 Fee)	None	None	None
Other Expenses	None	None	None
Acquired Fund Fees and
Expenses	0.13%	0.13%	0.13%
Total Annual Operating
Expenses	0.13%	0.13%	0.13%

Note: The pro forma numbers shown above are estimated in good faith and are hypothetical. There is no guarantee that actual expenses will be the same as those shown in the table.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 308 072017

Vanguard Institutional Target Retirement 2010 Fund

Supplement to the Prospectus Dated July 12, 2017

Reorganization of Vanguard Institutional Target Retirement 2010 Fund into Vanguard Institutional Target Retirement Income Fund

In accordance with the disclosure in the prospectus, the board of trustees (the “board”) of Vanguard Chester Funds (the “Trust”) has approved the reorganization of Vanguard Institutional Target Retirement 2010 Fund (the “2010 Fund”), a series of the Trust, into Vanguard Institutional Target Retirement Income Fund (the “Income Fund”), another series of the Trust. The reorganization will consist of: (1) the transfer of all, or substantially all, of the assets of the 2010 Fund to the Income Fund in exchange for shares of the Income Fund, and the assumption by the Income Fund of the liabilities of the 2010 Fund; and (2) the distribution of shares of the Income Fund to the shareholders of the 2010 Fund to complete the liquidation of the 2010 Fund. The reorganization does not require shareholder approval.

The board evaluated information that it viewed as sufficient to determine whether the 2010 Fund and the Income Fund would benefit from the proposed reorganization. The board, including all of the trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940), carefully considered the proposed reorganization and determined that it: (1) is in the best interests of both Funds, and (2) will not dilute the interests of either Fund’s shareholders. The board also determined that the reorganization would provide shareholders of the 2010 Fund with a comparable and appropriate investment option.

The reorganization is expected to occur on July 7, 2017, or on such later date as the officers of the Trust determine (“Closing Date”). After the close of business on the Closing Date, each shareholder of the 2010 Fund will become the owner of a number of shares of the Income Fund. At the time of the reorganization, the dollar value of a 2010 Fund shareholder’s “new” Income Fund shares will equal the dollar value of their “old” 2010 Fund shares. In other words, the reorganization will have no effect on the value of a shareholder’s investment.

No fees will be imposed on shareholders as a result of the reorganization. The Funds will bear their own expenses in connection with the reorganization. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Shareholders of the 2010 Fund should carefully consider whether the Income Fund’s principal investment strategies, limitations, and risks (as set forth in the Income Fund’s prospectus and in this supplement) will meet their investment needs. See “Comparison of the Funds” in the following paragraphs.

Shares of the 2010 Fund will be automatically exchanged on a tax-free basis for shares of the Income Fund on the Closing Date of the reorganization. Shareholders of the 2010 Fund who do not wish to own shares in the Income Fund may: (1) redeem shares of the 2010 Fund, or (2) exchange shares of the 2010 Fund for shares of another Vanguard fund prior to the Closing Date by contacting us at 800-662-2739. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in a gain or loss in connection with that transaction.

For 2010 Fund shareholders, the account registration and account options—including, but not limited to, the handling of dividend and capital gains distributions, Automatic Investment Plans, Automatic Withdrawal Plans, and direct deposits—will be carried over to their new Income Fund account in connection with the reorganization.

Closed to New Investors

The 2010 Fund is closed to new shareholder accounts. The 2010 Fund will continue to accept additional investments from current shareholders until the close of business on the day prior to the Closing Date.

Comparison of the Funds

The following comparison of the Funds is a summary only. To better understand the Funds, please refer to the prospectus and Statement of Additional Information for the Funds, which are available at www.vanguard.com and also can be obtained by calling us at 800-662-7447.

Both Funds are diversified funds, and their fundamental investment policies (that is, those investment policies that cannot be changed without the approval of the shareholders) are identical in all material respects. The Funds have a common board, and The Vanguard Group, Inc., serves as the investment advisor of each Fund through its Equity Index Group. In addition, the Funds have a common administrator and distributor.

Investment Objectives and Strategies

The Funds’ investment objectives are identical in all material respects. Each Fund seeks to provide current income and some capital appreciation. In addition, the strategy and asset allocation of the 2010 Fund have, over time, become nearly identical to that of the Income Fund, a process which is more fully described in the Funds’ prospectus.

In accordance with the principal investment strategies disclosed in the Funds’ prospectus, within seven years after the year indicated in a Fund’s name, it is anticipated that the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. In addition, as per the disclosure in the prospectus concerning the asset allocation framework of the Funds, once the asset allocation of the two Funds is similar, the board may approve combining the assets of an Institutional Target Retirement Fund with the assets of the Institutional Target Retirement Income Fund. The board will grant such approval if it determines the combination to be in the best interests of Fund shareholders.

Operating Expenses

The current total annual operating expenses for the 2010 Fund are the same as the current total annual operating expenses of the Income Fund. The following table compares the fees and expenses of the Funds, based on actual expenses of each Fund as of September 30, 2016. The table also shows the estimated acquired fund fees and expenses for the Income Fund on a pro forma basis, as if the reorganization had occurred on September 30, 2016.

	Vanguard	Vanguard	Vanguard Institutional
	Institutional Target	Institutional Target	Target Retirement
	Retirement 2010	Retirement Income	Income Fund
	Fund	Fund	(pro forma)
Management Expenses	None	None	None
Distribution &
Shareholder Service
Fee (12b-1 Fee)	None	None	None
Other Expenses	None	None	None
Acquired Fund Fees and
Expenses	0.09%	0.09%	0.09%
Total Annual Operating
Expenses	0.09%	0.09%	0.09%

Note: The pro forma numbers shown above are estimated in good faith and are hypothetical. There is no guarantee that actual expenses will be the same as those shown in the table.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 072017